Accounts Receivable from Subscribers, Distributors, Recoverable Taxes Contractual Assets and Other, Net - Summary of Analysis of Contract Assets and Liabilities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contract Assets:
Beginning balance	$ 30,901,277	$ 29,588,104
Additions	28,262,872	31,758,626
Business Combination	404,489
Disposals	(5,238,752)	(5,946,487)
Amortization	(22,926,487)	(25,354,712)
Translation effect	(2,829,682)	855,746
Ending balance	28,573,717	30,901,277
Non-current contract assets	880,860	989,519
Current portion contracts assets	$ 27,692,857	$ 29,911,758